ETFMG U.S. Alternative Harvest ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 6.5%	Shares	Value
United States - 6.5%
Industrial REITs - 2.2%
Innovative Industrial Properties, Inc.(a)	25,465	$2,567,381
		$–
Mortgage Real Estate Investment Trusts (REITs) - 2.1%
AFC Gamma, Inc.(a)	90,574	1,089,605
Chicago Atlantic Real Estate Finance, Inc.(a)	84,137	1,361,337
		2,450,942
Pharmaceuticals - 0.4%
Bright Green Corp.(b)	1,395,395	460,620
		$–
Software - 1.1%
WM Technology, Inc.	1,727,057	1,243,999
		$–
Specialty Retail - 0.7%
GrowGeneration Corp.(b)	328,290	824,008
Total United States		7,546,950
TOTAL COMMON STOCKS (Cost $8,218,709)		7,546,950

SHORT-TERM INVESTMENTS - 95.6%
Investments Purchased with Proceeds from Securities Lending - 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(c)	2,810,900	2,810,900

Money Market Funds - 4.5%
First American Government Obligations Fund - Class X, 5.28%(c)	5,217,061	5,217,061

U.S. Treasury Bills - 88.7%	Par
5.34%, 01/04/2024(d)	3,041,000	3,039,664
5.33%, 01/25/2024(d)	13,719,000	13,670,892
5.30%, 02/01/2024(d)	6,069,000	6,041,668
5.27%, 02/06/2024(d)	5,246,000	5,218,721
5.23%, 02/08/2024(d)	5,225,000	5,196,539
5.25%, 02/13/2024(d)	8,693,000	8,639,212
5.25%, 02/15/2024(d)	5,506,000	5,470,307
5.24%, 02/20/2024(d)	4,055,000	4,025,879
5.25%, 02/27/2024(d)	2,440,000	2,419,988
5.24%, 03/05/2024(d)	25,523,000	25,291,087
5.25%, 03/14/2024(d)	6,384,000	6,317,817
5.14%, 03/28/2024(d)	18,264,000	18,037,481
		103,369,255
TOTAL SHORT-TERM INVESTMENTS (Cost $111,396,410)		111,397,216

TOTAL INVESTMENTS - 102.1% (Cost $119,615,119)		$118,944,166
Liabilities in Excess of Other Assets - (2.1)%		(2,461,481)
TOTAL NET ASSETS - 100.0%		$116,482,685

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $2,724,008 which represented 2.3% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(d)	The rate shown is the effective yield.

ETFMG U.S. Alternative Harvest ETF
Schedule of Total Return Swaps
December 31, 2023 (Unaudited)

Long Total Return Equity Swaps*	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	$2,462,659	$-
Cannabist Co. Holdings	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	3,074,022	-
Cresco Labs	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	9,079,677	-
Curaleaf Holdings	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	19,588,964	-
4Front Ventures Corp.	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	673,880	-
Glass House Brands	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	3,998,136	-
Green Thumb Industries	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	16,554,279	-
Jushi Holdings Inc.	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	1,437,852	-
Marimed Inc.	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	1,382,520	-
Planet 13 Holdings Inc.	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	1,827,918	-
Terrascend Corp.	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	8,999,756	-
Trulieve Cannabis	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	15,778,657	-
Verano Holdings Corp. - Class A	National Bank of Canada	Monthly	SOFRRATE Index + 1.50%	November 4, 2024	18,389,544	-
					$103,247,864	$-
* Total return swaps are in a basket swap agreement.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

ETFMG U.S. Alternative Harvest ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,546,950	$–	$–	$7,546,950
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,810,900
Money Market Funds	5,217,061	–	–	5,217,061
U.S. Treasury Bills	–	103,369,255	–	103,369,255
Total Investments	$12,764,011	$103,369,255	$–	$118,944,166

Other Financial Instruments:*
Long
Total Return Swaps	$–	$–	$–	$–
Total Short	$–	$–	$–	$–

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2023.

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.